UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Zimmer Lucas Capital, LLC

Address:  7 West 54th Street
          New York, New York 10019

13F File Number: 28-10550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Craig Lucas
Title:  Managing Member
Phone:  212-509-1600


Signature, Place and Date of Signing:

/s/ Craig Lucas                New York, New York            February 13, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:               0*

Form 13F Information Table Value Total:               $0
                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number         Name

1.     28-10735                     ZLP Master Utility Fund, Ltd.

2.     28-10775                     ZLP Master Opportunity Fund, Ltd.

3.     28-11923                     ZLP Fund, LP

* Zimmer Lucas Capital, LLC ceased conducting investment advisory activities as of December 21, 2012. As a result, this will be the last Form 13F filed by Zimmer Lucas Capital, LLC.

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
                                                   FORM 13F INFORMATION TABLE
                                                    Zimmer Lucas Capital, LLC
                                                        December 31, 2012

COLUMN 1            COLUMN 2            COLUMN 3    COLUMN 4            COLUMN 5       COLUMN 6     COLUMN 7      COLUMN 8

                                                     VALUE        SHRS OR   SH/ PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS      CUSIP       (X$1000)      PRN AMT   PRN CALL   DISCRETION   MANAGERS   SOLE  SHARED  NONE
--------------      --------------      -----       --------      -------   --- ----   ----------   --------   ----  ------  ----





SK 02192 0008 1355306